Revenue and Sales-Type Leases - Other Platform Revenue (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Other platform revenue
Disaggregation of Revenue [Line Items]
Revenues	$ 1,942	$ 9,964	$ 11,293	$ 38,362
Real estate services
Disaggregation of Revenue [Line Items]
Revenues			7,092	23,053
Homeowners Insurance Services
Disaggregation of Revenue [Line Items]
Revenues			2,974	2,296
Title insurance
Disaggregation of Revenue [Line Items]
Revenues			52	7,010
Settlement services
Disaggregation of Revenue [Line Items]
Revenues			15	4,222
Other homeownership offerings
Disaggregation of Revenue [Line Items]
Revenues			$ 1,160	$ 1,780